Note 2 - Summary of Significant Accounting Policies (Details) - Movement of the Group’s Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of the Group’s Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 16,587	¥ 12,655	¥ 9,903
Provision for doubtful accounts	4,991	3,932	5,303
Write-offs	(8,332)	0	(2,551)
Balance at the ending of the year	¥ 13,246	¥ 16,587	¥ 12,655